Note 4 - Leases (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Rent Escalations, Percentage			2.50%		2.50%
Operating Lease, Weighted Average Remaining Lease Term (Year)	28 years		28 years		34 months
Operating Lease, Weighted Average Discount Rate, Percent	5.10%		5.10%		5.00%
Operating Lease, Expense	$ 38,053	$ 53,560	$ 118,567	$ 164,281	$ 214,241	$ 129,709
Minimum [Member]
Lessee, Operating Lease, Term of Contract (Month)	37 months		37 months		37 months
Maximum [Member]
Lessee, Operating Lease, Term of Contract (Month)	67 months		67 months		67 months